FINANCIAL RISK MANAGEMENT - Credit risk and impairment credit losses on financial assets (Details) - Credit risk - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Credit risk exposure
Number of days for significant increase in credit risk	30 days
Deposits and loans issued
Credit risk exposure
Exposure to credit risk	₽ 118,594	₽ 94,757
Cash and cash equivalents
Credit risk exposure
Exposure to credit risk	85,405	38,070
Trade and other receivables
Credit risk exposure
Exposure to credit risk	35,031	39,151
Securities held by MTS Bank
Credit risk exposure
Exposure to credit risk	21,824	13,273
Mutual funds
Credit risk exposure
Exposure to credit risk	10,699	9,349
Assets in Sistema Capital trust management
Credit risk exposure
Exposure to credit risk	10,313	8,195
Notes
Credit risk exposure
Exposure to credit risk	9,583	15,957
Contingent consideration
Credit risk exposure
Exposure to credit risk	2,631	2,013
Derivative financial instruments
Credit risk exposure
Exposure to credit risk	5,072	370
Assets under option agreements
Credit risk exposure
Exposure to credit risk	228
Other
Credit risk exposure
Exposure to credit risk	₽ 2,196	₽ 3,520